Annual Operating Expenses {- Fidelity® Massachusetts Municipal Income Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund-Default
Apr. 01, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%